Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2016
Critical Accounting Estimates And Judgments [Abstract]
Critical Accounting Estimates And Judgments [Text Block]
Note 4 Critical Accounting Estimates and Judgments

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year include:

Useful Life and Impairment of Depreciable Assets – The Company is required to exercise judgment in determining the estimated useful life and potential impairment of depreciable assets. The useful life is determined based on management’s judgement. The useful lives are reviewed on a regular basis to determine that the useful life is consistent with current economic events and historical events. Facts and circumstances are evaluated on a regular basis to determine if events had occurred which may impair our depreciable assets.

Share-based Payments and Warrants –  The Company is required to exercise judgment in calculating the fair value of share based payments and warrants. The fair value calculation includes several inputs that are subject to management’s judgement. Management reviews these inputs on a regular basis to determine that the values used in the calculation are consistent with current economic events and historical events.

Warrant Derivative Liability –  The Company is required to exercise judgment in calculating the fair value of the warrant derivative liability. The fair value calculation includes several inputs that are subject to management’s judgement. Management reviews these inputs on a regular basis to determine that the values used in the calculation are consistent with current economic events and historical events.

Contingent Liabilities – The Company is required to make judgments about contingent liabilities including the probability of pending and potential future litigation outcomes that, by their nature, are dependent on future events that are inherently uncertain. In making its determination of possible scenarios, management considers the evaluation of outside counsel knowledgeable about each matter, as well as known outcomes in case law.

Income Taxes –  Significant judgement is involved in determining the Company’s provision for income taxes, including any valuation allowance on deferred income tax assets. There are certain transactions and computations for which the ultimate tax determination is uncertain during the normal course of business. The Company recognizes liabilities for expected tax issues based upon estimates of whether additional taxes will be due. Where the final outcome of these matters is different from the amounts that were initially recognized, such difference will impact the income tax and deferred tax positions in the year in which such determination is made.